Business Combinations - Summary of Business Acquisitions Transactions (Detail)	12 Months Ended
Dec. 31, 2018
CENX [member]
Disclosure of business divestitures [line items]
Company	CENX
Description	A US based service assurance technology company.
Transaction date	Sep. 30, 2018
Vidscale [member]
Disclosure of business divestitures [line items]
Company	Vidscale
Description	A US company providing cloud-based Content Delivery Network (CDN) solutions.
Transaction date	Mar. 31, 2018
Placecast [member]
Disclosure of business divestitures [line items]
Company	Placecast
Description	A US company that leverages deterministic carrier data to deliver better audience, verification, and insight solutions.
Transaction date	Feb. 28, 2018
Nodeprime [member]
Disclosure of business divestitures [line items]
Company	Nodeprime
Description	A US based software development company with an infrastructure management platform.
Transaction date	Apr. 30, 2016
Ericpol [member]
Disclosure of business divestitures [line items]
Company	Ericpol
Description	A software development company in Poland within telecommunications.
Transaction date	Apr. 30, 2016
FYI Television [member]
Disclosure of business divestitures [line items]
Company	FYI Television
Description	A US based premier entertainment metadata and rich media content supplier.
Transaction date	Jan. 31, 2016